Accounts receivable, net - Summary of Accounts Receivable Net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance of doubtful accounts	¥ (602)		¥ (469)
Total	76,742	$ 11,175	49,231
Product Sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	71,471		42,070
Online Marketing And Information Services And Other Revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 5,873		¥ 7,630